Related party transactions	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Related party transactions [Text Block]

23. Related party transactions

In addition to the service fee earned as operator of the JV and administrative and exploration services provided by the JV to the Company on its wholly owned Asumura property (note 8), the Company's related party transactions included compensation paid to key management personnel (being directors and executive officers of the Company), which was as follows for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
	$	$
Salaries and benefits	1,873	1,942
Share‐based compensation	4,671	1,343
Total compensation	6,544	3,285